Annual Total Returns- Vanguard SP Small-Cap 600 Index Fund (Institutional) [BarChart] - Institutional - Vanguard SP Small-Cap 600 Index Fund - Institutional Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	16.26%	41.18%	5.69%	(2.00%)	26.52%	13.37%	(8.52%)	22.74%	11.46%